Fair Value Measurements	12 Months Ended
Dec. 31, 2025
001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
3.    Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB Accounting Standards Codification Topic 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from, or corroborated by, observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds and Money Market: Valued at the net asset value ("NAV") of shares held by the Plan at year end. The NAV is a quoted price in an active market.
Common Stock: Valued at the closing price reported on the active market on which the common stock is traded.
Common/Collective Trusts: Valued at the NAV of units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities.
One of the common/collective trust investments is a stable value collective trust fund for which quoted prices are not available in active markets for identical instruments. The Plan utilizes the net asset value ("NAV") per share provided by the trustee as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. The stable value collective trust fund is not required to be classified within a level on the fair value hierarchy.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth, by level within the fair value hierarchy, the Plan’s assets that are measured at fair value as of December 31, 2025 and 2024, with the exception of the common/collective trusts measured at fair value using the NAV practical expedient. The fair value for the common/collective trusts are provided below to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
During the years ended December 31, 2025 and 2024, there were no transfers among levels.

	Level 1	Level 2	Level 3	Total
2025:
Mutual funds	$73,270,893	$—	$—	$73,270,893
Common stock	18,797,658	—	—	18,797,658
Money market	384,529	—	—	384,529
Total assets in the fair value hierarchy	$92,453,080	$—	$—	$92,453,080
Common/collective trusts*				569,487,265
Total investments measured at fair value				$661,940,345

2024:
Mutual funds	$160,790,987	$—	$—	$160,790,987
Common stock	22,839,172	—	—	22,839,172
Money market	319,329	—	—	319,329
Total assets in the fair value hierarchy	$183,949,488	$—	$—	$183,949,488
Common/collective trusts*				415,872,423
Total investments measured at fair value				$599,821,911
*At December 31, 2025 and 2024, the T. Rowe Price Retirement Trusts, the T. Rowe Price Fund, and the T. Rowe Price Trust did not have any unfunded commitments, any other redemption restrictions or a redemption notice period.